HENDERSON GLOBAL FUNDS

                       HENDERSON GLOBAL EQUITY INCOME FUND
                       HENDERSON GLOBAL OPPORTUNITIES FUND
                                  (the "Funds")

                         Supplement dated June 29, 2009
                    to the Prospectus dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 1, 2009, the management fee rate each Fund pays Henderson Global Investors (North America) Inc. will change.

The following table replaces the "Annual Fund Operating Expenses" table with respect to the Funds in the "Fees and Expenses Summary" section on page twenty-two (22) of the Prospectus:

----------------------------------------------------------- ------------------------- -----------------------
GLOBAL EQUITY INCOME FUND
----------------------------------------------------------- ------------------------- -----------------------
                                                                    CLASS A                   CLASS C
----------------------------------------------------------- ------------------------- -----------------------
Management Fees (h)(*)                                               0.85%                     0.85%
----------------------------------------------------------- ------------------------- -----------------------
Distribution and Service (12b-1) Fees                                0.25%                     1.00%
----------------------------------------------------------- ------------------------- -----------------------
Other Expenses (j)(k)                                                0.29%                     0.29%
----------------------------------------------------------- ------------------------- -----------------------
    Total Operating Expenses (n)(**)                                 1.39%                     2.14%
----------------------------------------------------------- ------------------------- -----------------------

----------------------------------------------------------- ------------------------- -----------------------
GLOBAL OPPORTUNITIES FUND
----------------------------------------------------------- ------------------------- -----------------------
                                                                    CLASS A                  CLASS C
----------------------------------------------------------- ------------------------- -----------------------
Management Fees (h)(*)                                               1.00%                     1.00%
----------------------------------------------------------- ------------------------- -----------------------
Distribution and Service (12b-1) Fees                                0.25%                     1.00%
----------------------------------------------------------- ------------------------- -----------------------
Other Expenses (k)                                                   1.77%                     1.91%
----------------------------------------------------------- ------------------------- -----------------------
Acquired Fund Operating Expenses (estimated indirect                 0.01%                     0.01%
    expenses of underlying funds) (l)
----------------------------------------------------------- ------------------------- -----------------------
    Total Operating Expenses (m)                                     3.03%                     3.92%
----------------------------------------------------------- ------------------------- -----------------------
Fee Waiver and Expense Reimbursement (n)                             1.07%                     1.21%
----------------------------------------------------------- ------------------------- -----------------------
    Net Operating Expenses (m)(n)(**)                                1.96%                     2.71%
----------------------------------------------------------- ------------------------- -----------------------

(h) Management fee rates will decrease at certain levels of increased assets. Please see "Management of the Funds" for the breakpoints for the management fees.

(j) Includes the Fund's share of the fees and expenses of any other fund in which the Fund invested. These fees and expenses were less than 0.01% of the average net assets of the Fund.

(k) Other Expenses are based on the most recent fiscal year-end results for the Funds.

(l) Acquired Fund Operating Expenses includes the Fund's share of the fees and expenses of any other fund in which the Fund invested.

(m) Operating Expenses do not correlate directly to the expense ratios reported in the Financial Highlights tables which do not include acquired fund fees and expenses.

(n) The Funds' adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Funds to the extent necessary to limit total annual operating expenses, less distribution and service fees, to 1.70% of a Fund's average daily net assets for the Global Opportunities Fund and 1.15% for the Global Equity Income Fund. This waiver will remain in effect through July 31, 2020 for each Fund. The Funds' Expense Limitation Agreement shall terminate either upon the termination of the Advisory Agreement or on July 31, 2020. The adviser may recover expenses reimbursed through

         November 30, 2009 for the Global Equity Income Fund and the Global Opportunities Fund, if the Fund's expense ratio including the recovered expenses falls below the expense limitation.

(*) Management Fees has been restated to reflect a change in the management fee rate effective July 1, 2009.

(**) Except as otherwise noted, the information in the table is based on amounts incurred during the Fund's most recent fiscal year. The Fund's annual operating expenses will likely vary from year to year. It is important for you to understand that a decline in the Fund's average net assets during the current fiscal year due to recent market volatility or other factors could cause the Fund's expense ratios for the Fund's current fiscal year to be higher than the expense information presented.

The following table replaces the "Example of Expenses" table with respect to the Funds in the "Fees and Expenses Summary" section on page twenty-four (24) of the
Prospectus:

Based upon these assumptions*:

                 If you sell your shares,                                      If you don't sell your shares,
                   your costs would be:                                             your costs would be:

GLOBAL EQUITY INCOME FUND
               1-YEAR      3-YEAR     5-YEAR     10-YEAR                  1-YEAR     3-YEAR      5-YEAR     10-YEAR
Class A           708         990      1,293       2,152                     708        990       1,293       2,152
Class C           217         670      1,150       2,477                     217        670       1,150       2,477

GLOBAL OPPORTUNITIES FUND
               1-YEAR      3-YEAR     5-YEAR     10-YEAR                  1-YEAR     3-YEAR      5-YEAR     10-YEAR
Class A           763       1,155      1,572       2,733                     763      1,155       1,572       2,733
Class C           274         842      1,436       3,045                     274        842       1,436       3,045


* The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense examples also reflect the conversion of Class B shares to Class A shares after 8 years.

The following information replaces the information with respect to the Funds in the third paragraph under "Investment Adviser and Subadviser" in the "Management of the Funds" section on page twenty-nine (29) of the Prospectus:

The Adviser provides services and facilities to the Funds. Effective July 1, 2009, each Fund paid the Adviser a monthly fee at an annual rate of the Fund's average net assets as set forth below:

Global Equity Income Fund
         0.85% for the first $1 billion;
         0.65% for the next $1 billion; and
         0.60% for the balance thereafter.

Global Opportunities Fund
         1.00% for the first $500 million;
         0.90% for the next $1 billion; and
         0.85% for the balance thereafter.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                       HENDERSON GLOBAL EQUITY INCOME FUND
                       HENDERSON GLOBAL OPPORTUNITIES FUND
                                  (the "Funds")

                      Supplement dated June 29, 2009 to the
           Statement of Additional Information dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective July 1, 2009, the management fee rate each Fund pays Henderson Global Investors (North America) Inc. will change.

The following information replaces the information with respect to the Funds in the fifth paragraph under "Investment Adviser and Subadviser" in the "Investment Advisory and Other Services" section on page thirty-eight (38) of the Statement of Additional Information:

Each Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of the Fund's average daily net assets as set forth below:

Global Equity Income Fund
         0.85% for the first $1 billion of daily net assets;
         0.65% for the next $1 billion of daily net assets; and 0.60% for average daily net assets over $2 billion

Global Opportunities Fund
         1.00% for the first $500 million of daily net assets;
         0.90% for the next $1 billion of daily net assets; and 0.85% for average daily net assets over $1.5 billion.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                       HENDERSON GLOBAL EQUITY INCOME FUND
                                  (the "Fund")

                         Supplement dated June 29, 2009
                     to the Prospectus dated March 27, 2009

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 1, 2009, the management fee rate the Fund pays to Henderson Global Investors (North America) Inc. will change.

The following table replaces the "Annual Fund Operating Expenses" table with respect to the Fund in the "Fees and Expenses Summary" section on page fifteen
(15) of the Prospectus:

--------------------------------------------------- -------------------------
GLOBAL EQUITY INCOME FUND
--------------------------------------------------- -------------------------
                                                            CLASS W
--------------------------------------------------- -------------------------
Management Fees (b)(*)                                       0.85%
--------------------------------------------------- -------------------------
Distribution and Service (12b-1) Fees                         None
--------------------------------------------------- -------------------------
Other Expenses (c)(d)                                        0.29%
--------------------------------------------------- -------------------------
    Total Operating Expenses (f)(**)                         1.14%
--------------------------------------------------- -------------------------

(b) Management fee rates will decrease at certain levels of increased assets. Please see "Management of the Funds" for the breakpoints for the management fees.

(c) Includes the Fund's share of the fees and expenses of any other fund in which the Fund invested. These fees and expenses were less than 0.01% of the average net assets of the Fund.

(d) Other Expenses are based on estimated amounts for the current fiscal year.

(f) The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses, less distribution and service fees, to 1.15% of the Fund's average daily net assets. This waiver will remain in effect through July 31, 2020 for the Fund. The Fund's Expense Limitation Agreement shall terminate either upon the termination of the Advisory Agreement or on July 31, 2020. The adviser may recover expenses reimbursed through November 30, 2009 for the Fund, if the Fund's expense ratio including the recovered expenses falls below the expense limitation.

(*) Management Fees has been restated to reflect a change in the management fee rate effective July 1, 2009.

(**) Except as otherwise noted, the information in the table is based on amounts incurred during the Fund's most recent fiscal year. The Fund's annual operating expenses will likely vary from year to year. It is important for you to understand that a decline in the Fund's average net assets during the current fiscal year due to recent market volatility or other factors could cause the Fund's expense ratios for the Fund's current fiscal year to be higher than the expense information presented.

The following table replaces the "Example of Expenses" table with respect to the Fund in the "Fees and Expenses Summary" section on page sixteen (16) of the
Prospectus:

Based upon these assumptions*:
                 If you sell your shares,                                      If you don't sell your shares,
                   your costs would be:                                             your costs would be:

GLOBAL EQUITY INCOME FUND
              1-YEAR      3-YEAR     5-YEAR      10-YEAR                 1-YEAR     3-YEAR      5-YEAR       10-YEAR
Class W          116         363        629        1,391                    116        363         629         1,391

* The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020.

The following information replaces the information with respect to the Fund in the third paragraph under "Investment Adviser and Subadviser" in the "Management of the Funds" section on page twenty-one (21) of the Prospectus:

The Adviser provides services and facilities to the Fund. Effective July 1, 2009, the Fund paid the Adviser a monthly fee at an annual rate of the Fund's average net assets as set forth below:

Global Equity Income Fund
         0.85% for the first $1 billion;
         0.65% for the next $1 billion; and
         0.60% for the balance thereafter.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                       HENDERSON GLOBAL EQUITY INCOME FUND
                                  (the "Fund")

                      Supplement dated June 29, 2009 to the
            Statement of Additional Information dated March 27, 2009

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective July 1, 2009, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will change.

The following information replaces the information with respect to the Fund in the fifth paragraph under "Investment Adviser and Subadviser" in the "Investment Advisory and Other Services" section on page thirty-five (35) of the Statement of Additional Information:

The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of the Fund's average daily net assets as set forth below:

Global Equity Income Fund
         0.85% for the first $1 billion of daily net assets;
         0.65% for the next $1 billion of daily net assets; and 0.60% for average daily net assets over $2 billion


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                         HENDERSON WORLDWIDE INCOME FUND
                                  (the "Fund")

                         Supplement dated June 29, 2009
                    to the Prospectus dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 1, 2009, the management fee rate the Fund pays to Henderson Global Investors (North America) Inc. will change.

The following table replaces the "Annual Fund Operating Expenses" table with respect to the Fund in the "Fees and Expenses Summary" section on page eight (8) of the Prospectus:

----------------------------------------------------- -------------------- -------------------- --------------------
                                                            CLASS A              CLASS B              CLASS C
----------------------------------------------------- -------------------- -------------------- --------------------
Management Fees (g)(h)(*)                                      0.75%                0.75%                0.75%
----------------------------------------------------- -------------------- -------------------- --------------------
Distribution and Service (12b-1) Fees                          0.25%                1.00%                1.00%
----------------------------------------------------- -------------------- -------------------- --------------------
Other Expenses (i)                                             0.35%                0.35%                0.35%
----------------------------------------------------- -------------------- -------------------- --------------------
Acquired Fund Operating Expenses (estimated                    0.01%                0.01%                0.01%
    indirect expenses of underlying funds) (j)
----------------------------------------------------- -------------------- -------------------- --------------------
    Total Operating Expenses(**)                               1.36%                2.11%                2.11%
----------------------------------------------------- -------------------- -------------------- --------------------
Fee Waiver and Expense Reimbursement (k)                       0.05%                0.05%                0.05%
----------------------------------------------------- -------------------- -------------------- --------------------
    Net Operating Expenses (k)                                 1.31%                2.06%                2.06%
----------------------------------------------------- -------------------- -------------------- --------------------

(g) Management Fee rates will decrease at certain levels of increased assets. Please see "Management of the Fund" for the breakpoints for the management fees.

(h) Management fees are calculated as a percentage of the Fund's average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

(i) Other Expenses are based on the most recent fiscal year-end results for the Fund.

(j) Acquired Fund Operating Expenses includes the Fund's share of the fees and expenses of any other fund in which the Fund invested.

(k) The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.05% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate either upon the termination of the Advisory Agreement or on July 31, 2020.

(*) Management Fees has been restated to reflect a change in the management fee rate effective July 1, 2009.

(**) Except as otherwise noted, the information in the table is based on amounts incurred during the Fund's most recent fiscal year. The Fund's annual operating expenses will likely vary from year to year. It is important for you to understand that a decline in the Fund's average net assets during the current fiscal year due to recent market volatility or other factors could cause the Fund's expense ratios for the Fund's current fiscal year to be higher than the expense information presented.

The following table replaces the "Example of Expenses" table with respect to the Fund in the "Fees and Expenses Summary" section on page nine (9) of the
Prospectus:

Based upon these assumptions*:
                 If you sell your shares,                                      If you don't sell your shares,
                   your costs would be:                                             your costs would be:

               1-YEAR      3-YEAR     5-YEAR     10-YEAR                  1-YEAR     3-YEAR      5-YEAR     10-YEAR
Class A           602         871      1,160       1,984                     602        871       1,160       1,984
Class B           609         946      1,209       2,202                     209        646       1,109       2,202
Class C           209         646      1,109       2,394                     209        646       1,109       2,394

* The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense examples also reflect the conversion of Class B shares to Class A shares after 8 years.

The following information replaces the information with respect to the Fund in the third paragraph under "Investment Adviser" in the "Management of the Fund" section on page thirteen (13) of the Prospectus:

The Adviser provides services and facilities to the Fund. Effective July 1, 2009, the Fund paid the Adviser a monthly fee at an annual rate of each Fund's average net assets as set forth below(1):

         0.75% for the first $1 billion;
         0.70% for the next $500 million; and
         0.65% on the balance thereafter.

(1) The fee is based upon the Fund's average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays the Adviser based on the Fund's average managed assets, which include the proceeds of any leverage, the Adviser's fee will be higher if the fund is leveraged.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                         HENDERSON WORLDWIDE INCOME FUND
                                  (the "Fund")

                      Supplement dated June 29, 2009 to the
           Statement of Additional Information dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective July 1, 2009, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will change.

The following information replaces the information with respect to the Fund in the fifth paragraph under "Investment Adviser" in the "Investment Advisory and Other Services" section on page thirty-two (32) of the Statement of Additional
Information:

The Fund pays the Adviser a monthly fee at an annual rate of the Fund's average managed assets as set forth below:

         0.75% for the first $1 billion;
         0.70% for the next $500 million; and
         0.65% over $1.5 billion


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.